UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

CFC FUNDING LLC

(Exact name of securitizer in its charter)

Date of Report (Date of earliest event reported) January 16, 2020

Commission File Number of securitizer: 025-00688

Central Index Key Number of securitizer: 0001542260

Stephen Cabrey – Associate Counsel (610) 717-5127

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of sponsor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer reports no demands made upon relevant trustees for the calendar year ending December 31, 2019. As a result, the disclosures in this form will not contain investor demands.

Item 1.03.	Notice of Termination of Duty to File Reports under Rule 15Ga-1

Pursuant to Rule 15Ga-1(c)(3) under the Exchange Act, the securitizer provides this notice of its termination of the duty to file reports under Rule 15Ga-1. The date of the last payment on any Securities (as defined below) was September 16, 2019.

Explanatory Note:

CFC Funding LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan asset classes including asset-backed securities by the following affiliated non-registrant securitizer: CFC Asset Securities LLC (collectively, the “Securities”).

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 16, 2020

CFC Funding LLC
(Securitizer)

By:	/s/ Kenneth J. Sicinski
Name:	Kenneth J. Sicinski
Title:	Senior Vice President of Finance
(Senior Officer in Charge of Securitization)